Related-party Transactions - Disclosure of information about key management personnel (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of related party transactions [Abstract]
Short-term employee benefits	$ 243,203	$ 345,019	$ 566,231
Post-employment benefits	2,633	2,547	2,244
Key management personnel compensation	$ 245,836	$ 347,566	$ 568,475